Document and Entity Information	Feb. 13, 2024
Document And Entity Information [Line Items]
Entity Registrant Name	V F CORP
Amendment Flag	false
Entity Central Index Key	0000103379
Document Type	8-K
Document Period End Date	Feb. 13, 2024
Entity Incorporation State Country Code	PA
Entity File Number	1-5256
Entity Tax Identification Number	23-1180120
Entity Address, Address Line One	1551 Wewatta Street
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	(720)
Local Phone Number	778-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, without par value, stated capital $.25 per share
Trading Symbol	VFC
Security Exchange Name	NYSE
Fixed Rate Four Point One Two Five Percentage Notes Due September Two Thousand Twenty Six [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.125% Senior Notes due 2026
Trading Symbol	VFC26
Security Exchange Name	NYSE
Fixed Rate Zero Point Two Five Zero Percentage Notes Due Two Thousand Twenty Eight [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.250% Senior Notes due 2028
Trading Symbol	VFC28
Security Exchange Name	NYSE
Fixed Rate Four Point Two Five Zero Percentage Notes Due Two Thousand Twenty Nine [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.250% Senior Notes due 2029
Trading Symbol	VFC29
Security Exchange Name	NYSE
Fixed Rate Zero Point Six Two Five Percentage Notes Due Two Thousand Thirty Two [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.625% Senior Notes due 2032
Trading Symbol	VFC32
Security Exchange Name	NYSE